Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Beginning balance	$ (2,143)	$ (507)	$ (2,626)
Current year other comprehensive income loss (income)	239	(1,636)	2,119
Ending balance	(1,904)	(2,143)	(507)
Foreign currency translation [Member]
Class of Stock [Line Items]
Beginning balance	(2,143)	(507)	(2,626)
Current year other comprehensive income loss (income)	(163)	(1,636)	2,119
Ending balance	$ (2,306)	$ (2,143)	$ (507)